Cash and Cash Equivalents - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Texts Block [Abstract]
Maturity Term Of Term Deposits	3 months
Restricted cash and cash equivalents	$ 174	$ 153